UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Institutional International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Report to Shareholders

Institutional Global Equity Fund	April 30, 2012

Highlights

  The U.S. far outshone other regions on the global stage, with overall performance of close to 13% for the six-month period. The relatively strong results occurred against the backdrop of ongoing political and economic turmoil in the euro-zone and sluggish economic growth in the U.S.

  Stock selection in the consumer discretionary sector hurt our relative performance most against our key benchmark and the average for competing funds.

  We remained significantly overweight in information technology versus the benchmark, a reflection of the plentiful growth companies available in the sector. Our weighting in emerging markets was reduced during the period, but this was a reflection of bottom-up stock selection.

  The risks in Europe have only intensified in the wake of the recent elections, and stock valuations are less appealing than they were six months ago. In the U.S., we have concerns about how investor sentiment will be affected by the runup to the fall elections.

The views and opinions in this report were current as of April 30, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Institutional Global Equity Fund

Dear Investor

Global equities delivered positive returns during the six months ended April 30, 2012. The U.S. far outshone other regions on the global stage, with overall performance of close to 13%. The relatively strong results occurred against the backdrop of ongoing political and economic turmoil in the eurozone and sluggish economic growth in the U.S. The U.S. presidential election, the strength of the economy, and the unfolding of events in Europe are likely to dominate global financial markets in the months ahead.

Your fund returned 6.26% during the six-month period ended April 30, 2012, compared with 7.36% for the MSCI All Country World Index and 9.49% for the Lipper Global Large-Cap Growth Funds Average, as shown in the Performance Comparison table. Stock selection in the consumer discretionary sector hurt our relative performance most.

Market Review

The U.S. stumbled ahead with weak economic growth marred by tepid jobs creation and a stagnant housing market. The presidential election scheduled in the fall dominated the political and economic debates, with some talk of a new stimulus package by the Federal Reserve hovering in the background. It would serve as a form of monetary steroid designed to energize an economy that can’t seem to grow steadily on its own. Corporate America was healthy enough with strong earnings, but so far that strength has failed to translate into a steady pickup in employment.

Europe foundered on the shoals of high unemployment, rising above 10% even in some of the eurozone’s stronger economies, and contracting economic activity. All eyes—indeed, the eyes of the entire global financial and investment community—focused on two key elections on May 6, after the close of the reporting period. France commanded center stage with a polarizing runoff between French President Nicolas Sarkozy and his Socialist challenger François Hollande. Hollande stated explicitly during the campaign that Germany should not be dictating fiscal policy to France—or to the rest of Europe, for that matter. He presented, instead, a so-called growth compact of reduced cuts in government spending and a continuation of the social welfare programs that have proven unsustainable over the long haul.

In Greece, a plethora of left- and right-wing parties challenged the establishment powers that have dominated Greek politics for decades. A measure of investors’ confidence in Greece’s ability to resolve the dilemma was the breathtaking 21% yield on Greek government bonds. It is hardly encouraging that Germany, the eurozone’s strongest economy relatively speaking, is itself tottering on the brink of recession and is unable to keep playing the role of Europe’s bank of final resort.

At the end of the day, the election results were somewhat disquieting. Hollande bested Sarkozy in France, and an unwieldy assortment of antiestablishment forces prevailed in Greece. Hollande and German Chancellor Angela Merkel seem poised to embark on a bad political and economic marriage that is likely to worsen over time with their diametrically opposed views on how to resurrect the overall European economy. The main question is whether the two leaders can come to terms and guarantee the survival of a united eurozone in its present form or if its eventual dissolution is all but inevitable. Investors were less than thrilled by the results and sent both the euro and global equities markets into a slide in the wake of the elections.

Japan was still reeling from the horrific shockwaves of earthquakes, tsunamis, and extensive damage to the country’s nuclear generating capacity. The major economic power in Asia, China, announced that growth has slowed significantly, which threatened to derail the developing economies in the region along with global growth in general. Through it all, most regions of the world managed to generate positive stock market returns during the past six months, with the U.S. outperforming by a wide margin. France was the weakest in the developed world, while Brazil was a laggard in the emerging markets sphere.

Portfolio Performance and Strategy

The fund remains a stock picker’s portfolio, focused on a bottom-up approach to selecting stocks rather than on a top-down strategy influenced by commanding macroeconomic themes. The sector weightings that emerged are more a result of picking stocks in areas where we find the best opportunities rather than on theme-driven strategies. That said, we managed to pick the wrong stocks in several key areas that hampered the fund’s relative performance against its key benchmark and peer group funds.

Global equity markets have made a transition from extremely undervalued to only moderately so during the past six months. We used the rally to trim certain positions on strength and adopted a modestly more conservative profile for the portfolio. This included raising cash to hold in reserve in the event of a significant pullback. As mentioned, our style is to make stock-specific decisions, particularly given our overriding concerns about the macro environment.

We remained significantly overweight in information technology versus the benchmark, a reflection of the plentiful growth companies available in the sector. Our weighting in emerging markets was reduced during the period, but this was a reflection of bottom-up stock selection. Indeed, the portfolio’s indirect exposure to emerging markets continues to be fairly high.

We sold Brazilian energy giant Petrobras on strength and now hold a relatively small position in the stock. The Santos Basin offers strong production capacity, but rising government involvement in the sector is likely to lead to some pressure on earnings down the road. We also reduced our position in Apple during the rally, but the stock remains our major holding at 5.6% of net assets—largely a result of stock price appreciation. The stock performed extremely well in recent months, but we believe it could experience some weakness in the middle of the year since the company is between product cycles, with the iPhone 5 due to launch later in 2012. The longer-term outlook for the company and the stock remains strong, in our view. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

During the period, we eliminated BHP Billiton as we believe that the commodity supercycle is coming to an end. In addition, we sold more than half of our position in Goldman Sachs on strength. The financial bellwether is still a high-quality company sporting an attractive valuation, but it remains a target for zealous regulators. General Motors was another major sale. Our goal was to reduce our position given the cyclical sensitivity of the stock. The stock still has good value and strong growth potential, but the company could be stymied by a wide range of extraneous influences going forward.

Our major purchases during the six-month period included UnitedHealth, which looked undervalued to us because of uncertainty over the fate of President Barack Obama’s health care legislation in the Supreme Court. We think the company occupies an enviable position, regardless of the outcome of any judicial decisions. If “ObamaCare” survives, the company’s revenue volume stands to increase. If it fails, the company should benefit from decreased regulation. We also bought Softbank, a Japanese telecommunications company that has been gaining market share. With a price/earnings ratio of 8.5, investors are basically getting a stake in Alibaba and Yahoo! Japan for free, since Softbank owns shares in both companies—exciting assets with the potential for their value to be “unlocked” in the coming months.

We picked up shares of Carnival. The cruise ship tragedy off the Italian coast created an enticing entry point for the stock. Although the incident was tragic on many levels, the company’s financial vulnerability is likely to be minimal thanks to extensive insurance that will pay for much of the damages. The company is benefiting from several long-term tailwinds: falling capital expenditures, an improving pricing environment due to worldwide fleet reductions, an aging population with a penchant for longer cruises, and a likely pullback in oil prices over the next few years.

Bank of America seems to have gotten through the worst repercussions of the financial crisis and is positioned for a rebound. Litigation has been settled, the housing market is stabilizing, and the firm holds a major market share in most of its businesses. Consequently, we acquired shares for the portfolio.

If we are right about lower oil prices down the road, the areas likely to benefit the most include cruise lines, downstream petrochemical companies, and airlines, among others. Imports to North America could fall from 10 million to 4 million barrels per day, which would free up an enormous amount of resources for other purposes. Lower energy prices could also result in a substantial increase in worldwide disposable income.

Investment Outlook

Our outlook for stocks in developed markets over the rest of 2012 is clouded by concerns about events evolving in the eurozone and the potential growth rates for companies in the region. The risks in Europe have only intensified in the wake of the recent elections, and stock valuations are less appealing than they were six months ago. In the U.S., we also have concerns about how investor sentiment will be affected by the runup to the fall elections. The debate about the direction of U.S. fiscal policy in 2013 will only grow more heated through the summer and into the early fall of this year.

Conditions are improving modestly in the developing economies. Growth has been slowing, but inflation risks are receding, and governments have begun to loosen monetary policy as a result, which should stimulate further economic growth. Japan presents other types of risk. We would like to take advantage of any opportunities that surface to add to our equity positions there, but both top-down and bottom-up issues serve as a barrier. The strength of the yen versus other major currencies is problematic for Japan’s major companies, which depend largely on exports for earnings growth. In addition, Japanese corporate culture is not often focused on adopting measures to maximize return-on-capital growth.

Our major strategy as we look out through the rest of 2012 will be to keep our “powder dry,” so to speak. We have cash on hand to deploy into areas that appear most promising, but we remain fully aware of the potential for extraneous political events in the U.S. and abroad to derail markets at unexpected moments.

At this time, I would like to take the opportunity to mention that I will be stepping down as portfolio manager for the fund, effective September 30, 2012, to pursue other interests. I am pleased to be passing the baton to David Eiswert, a member of the Global Equity Advisory Committee. David currently serves as the portfolio manager for the Global Technology Fund, and he brings with him more than 11 years of hands-on investment experience, eight of them with T. Rowe Price. David holds an M.A. in economics from the University of Maryland, College Park, and he is a summa cum laude graduate of St. Mary’s College of Maryland, with a B.A. in economics and political science. We expect the change in management to be orderly and seamless as we move ahead on this key investment strategy for our clients.

Respectfully submitted,

Robert N. Gensler
Chairman of the fund’s Investment Advisory Committee

May 18, 2012

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

Risks of International Investing

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Glossary

Gross domestic product (GDP): The total market value of all goods and services produced in a country in a given year.

Lipper averages: The averages of available mutual fund performance returns for specified periods in categories defined by Lipper Inc.

MSCI All Country World Index: A capitalization-weighted index of stocks from developed and emerging markets worldwide.

Price/earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its reported earnings per share. The ratio is a measure of how much investors are willing to pay for the company’s earnings.

Portfolio Highlights

Performance and Expenses
T. Rowe Price Institutional Global Equity Fund

Performance Comparison

This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Institutional Global Equity Fund
(Unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Institutional Global Equity Fund
April 30, 2012 (Unaudited)

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 4/30/12	Value 10/31/11
T. Rowe Price Reserve Investment Fund, 0.10%	¤	¤	$ 3	$ 11,055	$ 7,136
Totals			$ 3	$ 11,055	$ 7,136

¤Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 11,055
Dividend income	3
Interest income	-
Investment income	$ 3
Realized gain (loss) on securities	$ -
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Global Equity Fund
April 30, 2012 (Unaudited)
($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $143,207)	$	169,882
Receivable for investment securities sold		1,374
Dividends receivable		266
Cash		39
Receivable for shares sold		13
Other assets		669
Total assets		172,243
Liabilities		
Payable for shares redeemed		13,926
Payable for investment securities purchased		599
Investment management fees payable		80
Due to affiliates		10
Other liabilities		571
Total liabilities		15,186
NET ASSETS	**$**	**157,057**
Net Assets Consist of:		
Undistributed net investment income	$	49
Accumulated undistributed net realized loss		(49,925)
Net unrealized gain		26,690
Paid-in capital applicable to 16,298,986 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		180,243
NET ASSETS	**$**	**157,057**
NET ASSET VALUE PER SHARE	**$**	**9.64**

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Global Equity Fund
(Unaudited)
($000s)

6 Months Ended 4/30/12
Investment Income (Loss)	
Dividend income	$ 1,156
Expenses	
Investment management	531
Prospectus and shareholder reports	6
Custody and accounting	88
Registration	16
Legal and audit	25
Directors	3
Miscellaneous	12
Reductions of fees and expenses	
Investment management fees waived	(68)
Total expenses	613
Net investment income	543
Realized and Unrealized Gain (Loss)	
Net realized gain (loss)	
Securities	(380)
Foreign currency transactions	(18)
Net realized loss	(398)
Change in net unrealized gain (loss)	
Securities	9,930
Other assets and liabilities denominated in foreign currencies	(5)
Change in net unrealized gain	9,925
Net realized and unrealized gain	9,527
INCREASE IN NET ASSETS FROM OPERATIONS	**$ 10,070**

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Global Equity Fund
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Global Equity Fund
April 30, 2012 (Unaudited)

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Global Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on June 30, 2006. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits The fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption will have no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on April 30, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain (loss) on Level 3 instruments held at April 30, 2012, totaled $172,000 for the six months ended April 30, 2012.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets At April 30, 2012, approximately 14% of the fund’s net assets were invested, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, securities issued by governments of emerging market countries, and/or securities denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic, and social uncertainty, and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $52,270,000 and $58,643,000, respectively, for the six months ended April 30, 2012.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after November 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carryforwards with expiration dates. Accordingly, it is possible that all or a portion of the fund’s pre-effective capital loss carryforwards could expire unused. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2011, the fund had $44,161,000 of available capital loss carryforwards, which expire as follows: $1,895,000 in fiscal 2016 and $42,266,000 in fiscal 2017.

At April 30, 2012, the cost of investments for federal income tax purposes was $148,045,000. Net unrealized gain aggregated $21,852,000 at period-end, of which $34,448,000 related to appreciated investments and $12,596,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through February 28, 2013. During the limitation period, Price Associates is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.75%. For a period of three years after the date of any reimbursement or waiver, the fund is required to repay Price Associates for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. Pursuant to this agreement, management fees in the amount of $68,000 were waived during the six months ended April 30, 2012. Including these amounts, management fees waived in the amount of $408,000 remain subject to repayment at April 30, 2012.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. For the six months ended April 30, 2012, expenses incurred pursuant to these service agreements were $61,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 6, 2012, the fund’s Board of Directors (Board) unanimously approved the continuation of the investment advisory agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, accounting, and administrative services; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the three-month; one-, three-, and five-year; and since-inception periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. This information, combined with the Board’s ongoing review of investment results and factoring in the relative market conditions during certain of the performance periods, indicated that in the Board’s view the fund’s results for certain time periods were less than satisfactory. The Advisor provided its assessment of the fund’s investment results and outlook and the Board concluded that it was satisfied with the Advisor’s response.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the gross profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations (subject to an expense limitation agreed to by the Advisor). The Board concluded that, based on the profitability data it reviewed, the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate (after including reductions of the management fee that resulted from fee waivers and/or expenses paid by the Advisor) was at or below the median for comparable funds. The information also indicated that the fund’s total expense ratio was below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients that illustrated how the requirements and economies of the institutional business are fundamentally different from those of the mutual fund business. The information showed that the Advisor’s responsibilities for its institutional account business are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it advises and that the Advisor performs significant additional services and assumes greater risk for the fund and other T. Rowe Price mutual funds than it does for institutional account clients. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Advisory Contract were reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board was assisted by the advice of independent legal counsel and concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 14, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 14, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date June 14, 2012